Turnover and Segment Information - Turnover by Segment (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Turnover	£ 34,114		£ 34,099		£ 33,754
Operating Segments [member]
Disclosure of operating segments [line items]
Turnover	34,114		34,071		33,706
Corporate and Other Unallocated [member]
Disclosure of operating segments [line items]
Turnover			28		48
Pharmaceuticals [member]
Disclosure of operating segments [line items]
Turnover	17,729		17,056		17,554
Pharmaceuticals [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Turnover | $		$ 17,729		$ 17,056		$ 17,554
Vaccines [member]
Disclosure of operating segments [line items]
Turnover	6,778		6,982		7,157
Vaccines [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Turnover | $		6,778		6,982		7,157
Consumer Healthcare [member]
Disclosure of operating segments [line items]
Turnover	£ 9,607		£ 10,033		£ 8,995
Consumer Healthcare [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Turnover | $		$ 9,607		$ 10,033		$ 8,995